Quarterly Report
November 30, 2019
MFS®  Research
International Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Airlines – 0.6%
Malaysia Airports Holdings Berhad	8,399,400	$16,692,211
Ryanair Holdings PLC, ADR (a)	514,082	42,833,313
		$59,525,524
Alcoholic Beverages – 0.3%
Ambev S.A., ADR	8,033,297	$33,820,180
Apparel Manufacturers – 4.1%
Adidas AG	373,054	$116,208,453
Compagnie Financiere Richemont S.A.	1,029,207	78,384,405
LVMH Moet Hennessy Louis Vuitton SE	457,784	205,417,967
		$400,010,825
Automotive – 1.9%
Koito Manufacturing Co. Ltd.	1,629,200	$83,949,459
USS Co. Ltd.	5,167,000	100,172,436
		$184,121,895
Brokerage & Asset Managers – 2.6%
Euronext N.V.	1,283,457	$96,928,655
Hong Kong Exchanges & Clearing Ltd.	2,327,700	73,505,846
TMX Group Ltd.	1,049,199	84,343,499
		$254,778,000
Business Services – 0.8%
Nomura Research Institute Ltd.	3,693,200	$77,909,632
Computer Software – 1.2%
Cadence Design Systems, Inc. (a)	528,668	$37,138,927
Check Point Software Technologies Ltd. (a)	709,087	83,587,176
		$120,726,103
Computer Software - Systems – 3.9%
Amadeus IT Group S.A.	1,303,303	$103,811,890
Constellation Software, Inc.	54,165	57,904,721
EPAM Systems, Inc. (a)	213,349	45,197,986
Fujitsu Ltd.	742,900	67,540,066
Hitachi Ltd.	2,759,100	108,392,764
		$382,847,427
Conglomerates – 0.5%
Melrose Industries PLC	18,170,273	$53,957,194
Construction – 2.1%
Techtronic Industries Co. Ltd.	13,629,000	$102,460,593
Toto Ltd.	2,321,600	101,598,502
		$204,059,095
Consumer Products – 3.2%
Kao Corp.	1,215,200	$95,612,831
L'Oréal	399,867	113,966,024
Reckitt Benckiser Group PLC	1,405,162	110,241,426
		$319,820,281
Consumer Services – 0.5%
51job, Inc., ADR (a)	640,653	$50,368,139

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.9%
Brambles Ltd.	11,046,545	$93,772,141
Electrical Equipment – 3.4%
Legrand S.A.	1,425,274	$112,553,697
Schneider Electric SE	2,293,726	221,365,048
		$333,918,745
Electronics – 4.0%
Kyocera Corp.	962,800	$65,506,113
Mellanox Technologies Ltd. (a)	494,499	56,817,935
NXP Semiconductors N.V.	426,368	49,279,614
Samsung Electronics Co. Ltd.	1,578,095	67,204,147
Silicon Motion Technology Corp., ADR	1,016,700	45,039,810
Taiwan Semiconductor Manufacturing Co. Ltd.	11,473,326	114,693,775
		$398,541,394
Energy - Independent – 1.2%
Caltex Australia Ltd.	3,327,949	$77,795,421
Oil Search Ltd.	8,692,449	43,744,024
		$121,539,445
Energy - Integrated – 3.7%
BP PLC	22,328,948	$138,677,638
Cairn Energy PLC (a)	20,704,105	48,172,994
Eni S.p.A.	5,624,528	84,979,395
Galp Energia SGPS S.A., “B”	5,673,676	92,353,940
		$364,183,967
Food & Beverages – 4.3%
Danone S.A.	1,302,897	$107,253,223
Nestle S.A.	3,010,725	312,874,542
		$420,127,765
Food & Drug Stores – 0.5%
Sundrug Co. Ltd.	1,280,900	$44,937,701
Gaming & Lodging – 0.4%
Flutter Entertainment PLC (l)	377,498	$42,964,855
Insurance – 6.0%
AIA Group Ltd.	18,345,800	$183,738,060
Aon PLC	790,311	160,915,223
Hiscox Ltd.	4,033,235	71,099,312
Swiss Re Ltd.	613,526	66,444,866
Zurich Insurance Group AG	291,291	114,273,459
		$596,470,920
Internet – 1.1%
NAVER Corp.	405,147	$58,997,827
Scout24 AG	804,711	49,824,123
		$108,821,950
Machinery & Tools – 5.2%
Daikin Industries Ltd.	1,118,300	$160,866,415
GEA Group AG	2,370,869	76,191,653
Kubota Corp.	7,068,500	109,041,727
Ritchie Bros. Auctioneers, Inc.	1,420,358	61,378,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Schindler Holding AG	409,562	$102,103,807
		$509,581,716
Major Banks – 4.5%
Barclays PLC	24,524,833	$54,411,097
BNP Paribas	2,521,354	141,583,246
Mitsubishi UFJ Financial Group, Inc.	21,855,800	115,434,087
UBS Group AG	10,911,391	132,246,059
		$443,674,489
Medical & Health Technology & Services – 0.6%
Sonic Healthcare Ltd.	2,930,151	$59,696,464
Medical Equipment – 2.6%
EssilorLuxottica	952,764	$148,002,094
Terumo Corp.	2,968,400	104,167,232
		$252,169,326
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	7,640,000	$42,552,615
Natural Gas - Pipeline – 1.0%
APA Group	7,420,745	$55,213,316
Enbridge, Inc.	1,054,050	39,914,715
		$95,128,031
Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B”	4,989,694	$44,957,595
Other Banks & Diversified Financials – 6.5%
AEON Financial Service Co. Ltd.	5,121,700	$77,441,994
AIB Group PLC	20,857,245	68,245,937
HDFC Bank Ltd.	4,884,309	86,806,060
Intesa Sanpaolo S.p.A.	49,222,746	124,753,139
Julius Baer Group Ltd.	2,187,632	102,993,715
KBC Group N.V.	1,436,761	104,691,670
Mastercard, Inc., “A”	270,179	78,954,409
		$643,886,924
Pharmaceuticals – 8.3%
Bayer AG	1,822,583	$137,945,475
Kyowa Kirin Co. Ltd.	2,296,400	48,737,264
Novo Nordisk A.S., “B”	3,359,678	188,836,681
Roche Holding AG	931,356	287,043,919
Santen Pharmaceutical Co. Ltd.	8,266,400	154,822,712
		$817,386,051
Printing & Publishing – 1.6%
RELX PLC	3,575,107	$86,572,536
Wolters Kluwer N.V.	1,064,754	76,435,262
		$163,007,798
Real Estate – 2.3%
Grand City Properties S.A.	4,711,842	$109,323,240
LEG Immobilien AG	1,021,216	115,263,812
		$224,587,052
Restaurants – 0.7%
Yum China Holdings, Inc.	1,474,595	$65,648,969

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 8.6%
Akzo Nobel N.V.	1,471,912	$140,949,964
Croda International PLC	1,795,689	115,658,214
Kansai Paint Co. Ltd.	2,230,100	56,193,100
Linde PLC	1,160,653	238,987,456
Nitto Denko Corp.	1,306,300	73,278,352
Sika AG	639,830	111,362,412
Symrise AG	1,118,914	108,527,587
		$844,957,085
Specialty Stores – 0.3%
Dufry AG	272,526	$26,593,087
Telecommunications - Wireless – 3.2%
Advanced Info Service Public Co. Ltd.	7,831,600	$54,944,956
KDDI Corp.	3,856,700	110,604,187
SoftBank Corp.	2,400,600	93,278,076
Tele2 AB, “B”	3,848,612	56,775,982
		$315,603,201
Telephone Services – 0.6%
Hellenic Telecommunications Organization S.A.	3,712,286	$55,785,227
Tobacco – 2.1%
British American Tobacco PLC	3,395,166	$134,368,806
Japan Tobacco, Inc.	3,039,200	69,263,939
		$203,632,745
Trucking – 0.3%
Yamato Holdings Co. Ltd.	2,002,000	$34,240,044
Utilities - Electric Power – 2.3%
CLP Holdings Ltd.	7,030,500	$72,477,993
Iberdrola S.A.	11,654,423	114,632,658
Orsted A/S	465,359	42,884,855
		$229,995,506
Total Common Stocks		$9,740,307,103
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.73% (v)	73,455,236	$73,462,582
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (j)	47,780	$47,780

Other Assets, Less Liabilities – 0.5%		48,259,253
Net Assets – 100.0%		$9,862,076,718
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $73,462,582 and $9,740,354,883, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$9,740,307,103	$—	$—	$9,740,307,103
Mutual Funds	73,510,362	—	—	73,510,362
Total	$9,813,817,465	$—	$—	$9,813,817,465
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2019, the value of securities loaned was $7,196,851. These loans were collateralized by cash of $47,780 and U.S. Treasury Obligations (held by the lending agent) of $7,565,652.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$73,245,985	$360,622,046	$360,401,094	$(2,734)	$(1,621)	$73,462,582
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$477,293	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2019, are as follows:
Japan	19.8%
Switzerland	13.5%
France	11.6%
United Kingdom	8.2%
United States	7.5%
Germany	7.2%
Hong Kong	4.4%
Australia	3.3%
Netherlands	2.7%
Other Countries	21.8%